Subsequent events	12 Months Ended
Dec. 31, 2017
Subsequent events [Abstract]
Subsequent events
30.	Subsequent events

(a) In April 2018, Huya has filed a draft registration statement on Form F-1 to the U.S. Securities and Exchange Commission (the “SEC”) for a proposed IPO (“Proposed IPO”) of ADSs representing ordinary shares of Huya. The number of ADSs proposed to be offered and sold and the dollar amount proposed to be raised in the Proposed IPO have not yet been determined. The Proposed IPO is expected to commence after the SEC completes its review process, subject to market and other conditions. However, there can be no assurances as to the timing or completion of the Proposed IPO.

(b) On March 8, 2018, Huya issued 64,488,235 shares of Series B-2 redeemable convertible preferred shares (“Series B-2 Preferred Shares”) at a price of US$7.16 per share for cash consideration of US$461.6 million to Linen Investment Limited, a wholly owned subsidiary of Tencent Holdings Limited (“Tencent”), representing an equity interest of 34.6% of Huya on an as-converted basis (the “Transaction”). The holders of the Series B-2 Preferred Shares are entitled to participate in any dividend pari passu with ordinary shareholders of Huya on an as-converted basis. In the event of a liquidation, dissolution or winding up of Huya, the holders of the Series B-2 Preferred Shares shall be entitled to receive an amount equal to the higher of (a) the sum of (i) 100% of the Series B-2 issue price, and (ii) any and all accrued or declared but unpaid dividends on such Series B-2 Preferred Shares or (b) the pro-rata share of the distributions of Huya available to all holders of ordinary shares on an as-converted basis. Upon the closing of the Transaction, the terms of liquidation preference for the holders of the Series A Preferred Shares were changed as the same with those of the holders of the Series B-2 Preferred Shares, which is after the distribution or payment in full of the payment to the holders of the Series B-2 Preferred Shares discussed above. Each Series B-2 Preferred Share is convertible at the option of the holder, at any time after the issuance of such shares, and each share can be converted into one Class B ordinary share of Huya. In addition, each Series B-2 Preferred Share would automatically be converted into a Class B ordinary share of Huya upon the closing of a qualified IPO. Upon the occurrence of a redemption event and upon written notice of the holders of 50% or more of the then issued and outstanding Series B-2 Preferred Shares, Huya shall redeem all or a portion of the Series B-2 Preferred Shares held by such holders at a price equal to the Series B-2 issue price plus accrued daily interest at a rate of 8% per annum and any declared but unpaid dividends on such Series B-2 Preferred Shares. If Huya’s assets or funds legally available for redemption are insufficient, the holders of the Series B-2 Preferred Shares who exercise the redemption rights are allowed to request Huya to issue a convertible note for the full amount of the redemption payment due but not paid to the holders. In addition, Huya also granted a right to Tencent to enable it to purchase additional equity shares and increase its voting interest in Huya to reach 50.10% on an as-converted and fully diluted basis. The additional equity shares will be settled by the Company’s equity shares in Huya or equity shares newly issued by Huya if the Company decides not to sell its shares. Tencent has the exclusive right to exercise the right, at any time, commencing on the second anniversary of the closing of the Transaction and ending on the third anniversary of the closing. The exercise price of the right was equal to the higher of (i) the price per ordinary share based on Huya’s post-money valuation upon the closing of the Transaction, and (ii) either (1) a per ordinary share issue price for the most recent qualified financing of Huya, if Huya has not then completed a qualified IPO at the time of Tencent’s exercise of such purchase right, or (2) the average of closing trading prices in the last 20 trading days prior to Huya’s and the Company’s receipt of Tencent’s written notice to exercise such purchase right, if Huya is then a public company.

Concurrent with the Transaction, Huya adopted a dual voting structure on its shares. Huya’s ordinary shares were divided into Class A and Class B ordinary shares, while Huya’s preferred shares were divided into Series A-1, Series A-2, Series B-1 and Series B-2 preferred shares. Holders of Class A ordinary shares, Series A-1 and Series B-1 preferred shares (“Low Vote Shares”) are entitled to one vote per share in all shareholders’ meetings, while holders of Class B ordinary shares, Series A-2 and Series B-2 preferred shares (“High Vote Shares”) are entitled to ten votes per share. Each Class B ordinary share is convertible into one Class A ordinary share at any time at the discretion of the Class B shareholders thereof, while Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. Each Series A-2 and Series B-2 preferred share is convertible into one Class B ordinary share of Huya, while Series A-1 and Series B-1 preferred shares are only convertible into Class A ordinary shares and shall not be convertible into Class B ordinary shares. Prior to the consummation of a qualified IPO, in the event of any direct or indirect sale or transfer of any High Vote Shares to a party other than any of holders of High Vote Shares, such High Vote Shares, which are Class B ordinary shares, Series A-2 preferred shares or Series B-2 preferred shares, shall convert into an equal number of Low Vote Shares, which are Class A ordinary shares, Series A-1 preferred shares or Series B-1 preferred shares. Upon the closing of a qualified IPO, each Series A-2 and Series B-2 preferred share would automatically be converted into a Class B ordinary share, while each Series A-1 and Series B-1 preferred share would automatically be converted into a Class A ordinary share. After a qualified IPO, upon any sale, transfer, assignment or disposition of any Class B ordinary share by a shareholder to any person who is not an affiliate of such shareholder, or upon a change of ultimate beneficial ownership of any Class B ordinary share to any person who is not an affiliate of the registered shareholder of such share, such Class B ordinary share shall be automatically and immediately converted into one Class A ordinary share. Except for conversion rights and voting rights, holders of Class A and Class B ordinary shares have the same rights, Series A-1 and Series A-2 preferred shares have the same rights, and Series B-1 and Series B-2 have the same rights, respectively. High Vote Shares are held by the Company, the CEO of Huya and Tencent, respectively, representing 58.0%, 2.9% and 38.0% voting interest in Huya on an as-converted basis, as of the closing of the Transaction.

Upon the completion of the Transaction, Huya’s Board of Directors consists three directors, in which the Company appointed two directors and Tencent appointed one director. As the Company has the majority of voting power, the Company remains control over Huya.

(c) On February 5, 2018, Tencent and Huya through their respective PRC affiliated entities, entered into a business cooperation agreement, which became effective on March 8, 2018. Pursuant to the agreement, both parties agreed to establish strategic cooperation relationship in various areas, including game publishing and operation, live game streaming content provision and broadcaster management. Detail cooperation terms will be negotiated on a case by case basis in the normal course of business. This agreement has a term of three years, which will be renewed subject to both parties’ negotiation.

(d) On March 20, 2018 and March 22, 2018, the Company sold its 1,397,059 Class B ordinary shares of Huya to one of the holders of Huya’s Series A-1 preferred shares, D.I. Alpha Media Company Limited and 6,985,294 Class B ordinary shares to one third party investor, HHHY Holdings Limited, at a price of US$7.16 per share. Such Class B ordinary shares were automatically converted into an equal number of Class A ordinary shares.

(e) On February 23, 2018, Duowan BVI entered into an Equity Transfer Agreement with Momo Inc., NASDAQ listed company, pursuant to which Duowan BVI has agreed to dispose 9.84% equity interest in Tantan Limited, at a consideration of US$86 million. Upon completion of the disposal, the Group will cease to hold any interest in Tantan. The pre-tax gain arising from this disposal is approximately US$56.3 million.

(f) On March 15, 2018, Huya granted 6,102,353 share options with an exercise price of US$2.55 to Huya’s chairman and certain consultants with the same terms as those of share options granted in 2017, which have been disclosed in Note 25(b). The grant date fair value of the option was estimated to be approximately US$5.21 per share.

(g) On March 31, 2018, Huya granted 3,655,084 restricted shares units to certain employees. There are two types of vesting schedule, which are: i) 50% of the restricted share units will be vested after 24 months of the grant date and the remaining 50% will be vested in two equal installments over the following 24 months, and ii) restricted share units will be vested in four equal installments over the following 48 months. The grant date fair value was estimated to be approximately US$7.16 per share.

(h) In March 2018, Duowan BVI acquired all the equity interest of Bilin Information Technology Co., Ltd ("Bilin Information") held by the minority equity holders at a consideration of RMB30 million, and Bilin Information became a wholly owned subsidiary of the Company.